Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 31, 2012
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Thompson Plumb Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Bond Fund seeks a high level of current income while preserving capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Bond Fund.
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 14%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be
		higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Bond Fund normally invests at least 80% of its net assets plus any borrowing for investment purposes in a diversified portfolio of bonds, including corporate bonds of domestic issuers and of foreign issuers payable in U.S. dollars, short-term debt instruments, mortgage- and asset-related securities, bonds of foreign government issuers (including its agencies and instrumentalities) payable in U.S. dollars, and U.S.
Treasury securities and other debt securities issued or guaranteed by the U.S. Government (including its agencies and instrumentalities).
Although the Bond Fund invests primarily in investment-grade debt securities
(i.e., those rated in the four highest rating categories by S&P or Moody's), it may invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as "junk" or "high-yield" bonds). In the aggregate, these below-investment-grade bonds, along with the other bonds in the Fund's portfolio, will comprise at least 80% of the Fund's net assets plus any borrowing for investment purposes. The Bond Fund may invest up to 20% of its net assets in other non-debt securities, which include convertible bonds, common stocks and variable-rate demand notes.  The dollar-weighted average portfolio maturity of the Bond Fund will normally not exceed 10 years. The Bond Fund does not purchase securities with a view
		to rapid turnover.
Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock	Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund. The Fund could fail to achieve its investment objective. The Bond Fund is suitable if you are looking for current income through investment-grade debt securities.

An investment in the Bond Fund typically is subject to the following principal risks:

Market Risk. The share price, total return and yield of the Bond Fund will fluctuate depending on changes in the fair market value and yields of the bonds in the Fund's portfolio.

Interest-Rate Risk. The value of bonds is affected primarily by changes in interest rates, average maturities and the investment and credit quality of the securities. A bond's fair market value increases or decreases in order to adjust its yield to current interest rate levels. A bond's yield reflects the bond's fixed annual interest as a percentage of its current price. Therefore, bond prices generally move in the opposite direction of interest rates and movements in interest rates typically have a greater effect on prices of longer-term bonds than on those with shorter maturities. Changes in prevailing interest rates will also affect the yield on shares of the Bond Fund. Interest-rate fluctuations, however, will not affect the income received by the Bond Fund from its existing portfolio of fixed-income securities (other than from variable-rate securities).

Credit Risk. The Bond Fund is subject to credit risk, which is the risk that the issuers of the bonds in which the Fund invests may default on interest and/or principal payments. The creditworthiness of an issuer could deteriorate because of developments affecting the issuer uniquely, industry developments or general economic conditions. Such deterioration increases the risk of default and would likely cause a decline in the bond's value.

Active Management Risk. The selection of securities for the Bond Fund may not perform as well as expected when those securities were purchased or as well as the bond markets generally. The selection of securities for the Fund may be more or less heavily allocated to some types of securities, such as corporate bonds, agency bonds, or Treasury bonds, than the Fund's benchmark, which may cause the
Fund's performance and/or risk profile to differ significantly from its benchmark.

Junk-Bond Risk. Because it can invest up to 10% of its net assets in bonds rated below investment grade (commonly referred to as "junk" or "high-yield" bonds), the Bond Fund is subject to junk-bond risk. Junk bonds are considered speculative with regard to the issuer's capacity to pay interest and repay principal. Such bonds are subject to possible risk of issuer default or bankruptcy, lack of liquidity and sensitivity to adverse economic events or developments specific to the issuer.

Prepayment Risk. Certain of the bonds held by the Bond Fund (particularly mortgage-related securities) may be prepaid prior to their scheduled maturity dates. Prepayment is likely during periods of falling interest rates. Risk of prepayment generally affects the price and yield of a bond and their volatility because prepayment shortens the life of the bond and thus the expected interest payments from that bond. Prepayment will also require the Bond Fund to reinvest the proceeds in other securities, usually at lower rates and yields.

Foreign Issuer Risk. Some foreign issuers are subject to less stringent and less uniform regulatory, financial reporting, and accounting standards and practices than U.S. issuers. Bonds of foreign issuers are generally less liquid than those of U.S. issuers, and evidence of the Fund's ownership of bonds may be uncertain in many foreign countries. Bonds of foreign issuers in some countries may be subject to expropriation or confiscatory taxation or affected by political or social instability, war, terrorism, nationalization, or limitations on the removal of funds or other assets.

Convertible Debt Risk.Convertible debt securities will typically be classified as subordinated debt and, therefore, are more risky than unsubordinated debt.
Subordinated debt holders are lower in the hierarchy as far as principal repayment during times of distress for the issuer.  Holders of convertible debt receive substantially lower yields to maturity in comparison to the non-convertible equivalent.

Common Stock Risk. Common stocks fluctuate in value for various reasons, including changes in the equities markets, general economic or political changes, interest-rate changes and factors particularly affecting the issues of stocks and their industries.

Please see page 20 of the Prospectus for detailed information about the risks
		described above.
Risk, Lose Money	rr_RiskLoseMoney	Like all investments, an investment in the Bond Fund is subject to risks, and you could lose money investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance.
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund's benchmark index. As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily
		an indication of how the Fund will perform in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Bond Fund by showing how the Fund's total returns before taxes have varied from year to year and how the Fund's average annual total returns (both before and after taxes) for one, five and ten years compare to the Fund's benchmark index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	The Fund's highest/lowest quarterly results during this period were: Highest: 15.07% (quarter ended 6/30/09) Lowest: -9.87% (quarter ended 9/30/08)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

The Bond Fund's annualized yield for the 30 days ended December 31, 2011 was
3.92% (after the reimbursement and waiver of certain fees by the Advisor). For current yield information, please call 1-800-999-0887 or visit our website at
		www.thompsonplumb.com.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Thirty Day Yield, Caption	rr_ThirtyDayYieldCaption	The Bond Fund's annualized yield for the 30 days ended December 31, 2011 was 3.92% (after the reimbursement and waiver of certain fees by the Advisor). For current yield information, please call 1-800-999-0887 or visit our website at www.thompsonplumb.com.
Thirty Day Yield, Phone Number	rr_ThirtyDayYieldPhone	1-800-999-0887
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Barclays U.S. Govt./Credit 1-5 year Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Govt./Credit 1-5 year Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.84%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Thompson Plumb Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Maximum Account Fee	rr_MaximumAccountFeeOverAssets	none
Outgoing Wire Transfer Fee	rr_ShareholderFeeOther	15.00
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-31
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,033
Annual Return 2002	rr_AnnualReturn2002	1.87%
Annual Return 2003	rr_AnnualReturn2003	13.61%
Annual Return 2004	rr_AnnualReturn2004	3.14%
Annual Return 2005	rr_AnnualReturn2005	(0.06%)
Annual Return 2006	rr_AnnualReturn2006	5.70%
Annual Return 2007	rr_AnnualReturn2007	5.67%
Annual Return 2008	rr_AnnualReturn2008	(2.10%)
Annual Return 2009	rr_AnnualReturn2009	24.83%
Annual Return 2010	rr_AnnualReturn2010	7.31%
Annual Return 2011	rr_AnnualReturn2011	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.06%
Thirty Day Yield	rr_ThirtyDayYield	3.92%
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Thompson Plumb Bond Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
Thompson Plumb Bond Fund (Prospectus Summary) | Thompson Plumb Bond Fund | Thompson Plumb Bond Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.09%

[1]	The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the Bond Fund through March 31, 2013, so that the annual operating expenses of the Fund do not exceed 0.80% of its average daily net assets. This waiver/reimbursement may only be terminated by the Advisor with the consent of the Board of Directors of the Funds.